CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents
Cash and cash equivalents	$ 1,695,841	$ 1,072,579
Other financial assets	50,250	499,504
Other non-financial assets	155,892	313,449
Trade and other accounts receivable	599,381	1,244,348
Accounts receivable from related entities	158	19,645
Inventories	323,574	354,232
Current tax assets	42,320	29,321
Total current assets other than non-current assets (or disposal groups) classified as held for sale or as held for distribution to owners	2,867,416	3,533,078
Non-current assets (or disposal groups) classified as held for sale or as held for distribution to owners	276,122	485,150
Total current assets	3,143,538	4,018,228
Non-current assets
Other financial assets	33,140	46,907
Other non-financial assets	126,782	204,928
Accounts receivable	4,986	4,725
Intangible assets other than goodwill	1,046,559	1,448,241
Goodwill		2,209,576
Property, plant and equipment	10,730,269	12,919,618
Deferred tax assets	564,816	235,583
Total non-current assets	12,506,552	17,069,578
Total assets	15,650,090	21,087,806
Current liabilities
Other financial liabilities	3,055,730	1,885,660
Trade and other accounts payables	2,322,125	2,222,874
Accounts payable to related entities	812	56
Other provisions	23,774	5,206
Current tax liabilities	656	11,925
Other non-financial liabilities	2,088,791	2,835,221
Total current liabilities other than non-current liabilities (or disposal groups) classified as held for sale	7,491,888	6,960,942
Total current liabilities	7,491,888	6,960,942
Non-current liabilities
Other financial liabilities	7,803,801	8,530,418
Accounts payable	651,600	619,110
Accounts payable to related entities	396,423
Other provisions	588,359	286,403
Deferred tax liabilities	384,280	616,803
Employee benefits	74,116	93,570
Other non-financial liabilities	702,008	851,383
Total non-current liabilities	10,600,587	10,997,687
Total liabilities	18,092,475	17,958,629
EQUITY
Share capital	3,146,265	3,146,265
Retained earnings/(losses)	(4,193,615)	352,272
Treasury Shares	(178)	(178)
Other reserves	(1,388,185)	(367,577)
Parent’s ownership interest	(2,435,713)	3,130,782
Non-controlling interest	(6,672)	(1,605)
Total equity	(2,442,385)	3,129,177
Total liabilities and equity	$ 15,650,090	$ 21,087,806